Subsequent Events (Details) - USD ($)	Feb. 29, 2024	Jan. 31, 2024	Nov. 27, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Vessel agreed sale price			$ 26,625,000	$ 15,900,000
Subsequent event
Subsequent Event [Line Items]
Vessel agreed sale price	$ 12,200,000
Cumulative preferred stock | Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share)		$ 0.50
Dividends payable		$ 2,000,000
Common Stock | Subsequent event
Subsequent Event [Line Items]
Dividends payable (in USD per share)	$ 0.05
Dividends payable	$ 5,581